Average Annual Total Returns - Stone Ridge U.S. Hedged Equity Fund	Mar. 01, 2021
ICEBofAMerrillLynchThreeMonthUSTreasuryBillIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	0.67%
5 Years	1.20%
Since Inception	0.80%
Inception Date	May 01, 2013
Class I
Average Annual Return:
1 Year	7.24%
5 Years	6.49%
Since Inception	6.95%
Inception Date	May 01, 2013
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	6.49%
5 Years	5.17%
Since Inception	5.36%
Inception Date	May 01, 2013
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.28%
5 Years	4.68%
Since Inception	5.00%
Inception Date	May 01, 2013
Class M
Average Annual Return:
1 Year	7.13%
5 Years	6.35%
Since Inception	6.80%
Inception Date	May 01, 2013